As filed with the Securities and Exchange Commission on November 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-09025)

New Covenant Funds
(Exact name of registrant as specified in charter)

200 East Twelfth Street
Jeffersonville, IN 47130
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
New Covenant Funds
777 E. Wisconsin Ave.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5138
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

New Covenant Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2008 (Unaudited)

	Shares		Value
		COMMON STOCKS - 96.7%
		Advertising - 0.6%
	340,618	Interpublic Group of Cos., Inc. (a)(L)	$2,639,790
	45,400	Omnicom Group, Inc. (L)	1,750,624
	11,973	PagesJaunes Groupe Sa (L)	164,173
			4,554,587
		Aerospace - 0.1%
	685	Aerovironment, Inc. (a)	21,886
	7,895	BE Aerospace, Inc. (a)	124,978
	566	Curtiss-Wright Corp.	25,725
	3,705	Esterline Technologies Corp. (a)(L)	146,681
	11,987	Hexcel Corp. (a)	164,102
	3,000	Integral Systems, Inc. (a)(L)	62,310
	559	ManTech International Corp. - Class A (a)	33,143
	737	Orbital Sciences Corp. (a)	17,666
	810	SRA International, Inc. - Class A (a)	18,330
	707	Stanley, Inc. (a)	26,095
	2,658	Teledyne Technologies, Inc. (a)(L)	151,931
	625	TransDigm Group, Inc. (a)	21,394
			814,241
		Automotive - 0.6%
	29,994	BorgWarner, Inc.	982,903
	4,100	Compagnie Generale des Etablissements Michelin	262,336
	1,100	Fuel Systems Solutions, Inc. (a)(L)	37,895
	10,800	Honda Motor Co. Ltd.	313,779
	3,042	LKQ Corp. (a)	51,623
	8,000	Peugeot SA	296,989
	7,700	Suzuki Motor Corp. (L)	138,861
	4,520	Tenneco Automotive, Inc. (a)(L)	48,047
	3,541	The Goodyear Tire & Rubber Co. (a)	54,212
	144,860	TRW Automotive Holdings Corp. (a)(L)	2,304,723
	794	WABCO Holdings, Inc.	28,219
			4,519,587
		Banks - 3.5%
	96,500	Banco Bilbao Vizcaya Argentaria SA	1,556,868
	27,100	Bank Muscat SA - GDR (a)	322,102
	200,429	Bank of America Corp. (L)	7,015,015
	67,600	Bank of East Asia Ltd. (L)	208,942
	11,400	Boston Private Financial Holdings, Inc. (L)	99,636
	4,390	City Holding Co. (L)	185,478
	184,600	Commerce Asset Holdings	410,222
	22,932	Commercial International Bank (d)	167,038
	9,500	Dime Community Bancshares, Inc. (L)	144,590
	3,700	First Bancorp Puerto Rico	40,922
	930	First Citizens BancShares, Inc.	166,470
	256,300	Grupo Financiero Inbursa SA	880,229
	181,700	Huntington Bancshares, Inc. (L)	1,451,783
	9,980	International Bancshares Corp. (L)	269,460
	83,956	JPMorgan Chase & Co.	3,920,745
	11,900	M&T Bank Corp. (L)	1,062,075
	3,300	National Bank of Canada	150,853
	3,300	Oriental Financial Group, Inc. (L)	58,938
	1,678	Raiffeisen International Bank Holding	118,043
	65,018	Royal Bank of Scotland Group PLC	206,909
	4,000	Santander BanCorp	43,200
	2,090	SCBT Financial Corp. (L)	78,584
	14,900	Standard Chartered PLC	356,189
	55,100	State Street Corp.	3,134,088
	8,000	Sterling Bancshares, Inc. (L)	83,600
	71	Sumitomo Mitsui Financial Group, Inc.	420,573
	5,360	UMB Financial Corp. (L)	281,507
	73,300	Wells Fargo & Co.	2,750,949
			25,585,008
		Chemicals - 1.3%
	1,722	Airgas, Inc.	85,497
	3,094	Albemarle Corp.	95,419
	629	Balchem Corp.	16,775
	751	Calgon Carbon Corp. (a)	15,290
	890	CF Industries Holdings, Inc.	81,399
	397	Dionex Corp. (a)	25,229
	16,900	Eastman Chemical Co.	930,514
	651	FMC Corp.	33,455
	186	Givaudan SA	153,952
	780	Hercules, Inc.	15,436
	1,409	International Flavors & Fragrances, Inc.	55,599
	1,300	Intrepid Potash, Inc. (a)	39,182
	10,435	Metabolix, Inc. (a)	113,533
	6,400	Methanex Corp. (a)	125,384
	563	Minerals Technologies, Inc.	33,420
	33,800	Mosaic Co., Inc.	2,299,076
	1,705	Nalco Holding Company	31,611
	380	NewMarket Corp.	19,973
	66,640	OM Group, Inc. (a)(L)	1,499,400
	10,900	Potash Corp. of Saskatchewan, Inc. (a)	1,413,083
	27,200	Praxair, Inc.	1,951,328
	5,900	Rhodia SA (a)	89,705
	37,000	Sumitomo Chemical Co. Ltd.	158,291
	5,595	Terra Industries, Inc.	164,493
	819	W.R. Grace & Co. (a)	12,383
			9,459,427
		Commercial Services - 3.4%
	3,779	Aaron Rents, Inc. (L)	102,297
	176,700	Accenture Ltd. - Class A	6,714,600
	684	Adtran, Inc.	13,331
	1,296	Alliance Data Systems Corp. (a)	82,141
	28,001	Brambles Ltd.	170,384
	2,130	Broadridge Financial Solutions, Inc.	32,781
	4,022	Ciena Corp. (a)	40,542
	1,092	Clean Harbors, Inc. (a)	73,765
	604	Coinstar, Inc. (a)	19,328
	3,820	COMSYS IT Partners, Inc. (a)	37,130
	1,900	Consolidated Graphics, Inc. (a)(L)	57,627
	2,330	Copart, Inc. (a)	88,540
	3,342	Corrections Corp. of America (a)	83,049
	637	CoStar Group, Inc. (a)	28,914
	9,470	CSG Systems International Inc. (a)(L)	166,009
	598	Dun & Bradstreet Corp.	56,427
	1,256	Equifax, Inc.	43,269
	1,939	F5 Networks, Inc. (a)	45,334
	669	Forrester Research, Inc. (a)	19,615
	1,221	FTI Consulting, Inc. (a)	88,205
	6,800	Genpact Ltd. (a)(L)	70,652
	755	Harsco Corp.	28,078
	2,667	Hewitt Associates, Inc. (a)	97,185
	726	Hill International Inc (a)	10,055
	1,040	IHS, Inc. (a)	49,546
	3,744	Iron Mountain, Inc. (a)	91,391
	76,700	Manpower, Inc.	3,310,372
	5,100	ModusLink Corp. (a)	49,011
	3,087	Monster Worldwide, Inc. (a)	46,027
	3,914	MSCI, Inc. (a)	93,936
	4,900	On Assignment, Inc. (a)	38,612
	1,730	Pre-Paid Legal Services, Inc. (a)(L)	71,380
	1,508	Priceline.com, Inc. (a)	103,192
	1,471	Robert Half International, Inc.	36,407
	33,800	RR Donnelley & Sons Co.	829,114
	980	SAIC, Inc. (a)	19,825
	112,900	Sapient Corp. (a)	838,847
	839	Sotheby's Holdings	16,830
	1,942	Stericycle, Inc. (a)	114,403
	718	Strayer Education, Inc.	143,787
	3,431	SYKES Enterprises, Inc. (a)(L)	75,345
	592	Syntel, Inc.	14,504
	776	Tetra Tech, Inc. (a)	18,671
	649	The Brink's Co.	39,602
	1,121	The Geo Group Inc. (a)	22,656
	1,265	TNS, Inc. (a)	24,503
	1,061	VistaPrint Limited (a)	34,843
	4,120	Watson Wyatt Worldwide, Inc. (L)	204,888
	242,300	Western Union Co.	5,977,541
	408,900	Xerox Corp.	4,714,617
			25,149,108
		Computer Services & Software - 6.8%
	41,700	3Com Corp. (a)	97,161
	4,796	Advent Software, Inc. (a)	168,963
	59,700	Affiliated Computer Services, Inc., Class A (a)	3,022,611
	6,509	ANSYS, Inc. (a)(L)	246,496
	17,000	Apple Computer, Inc. (a)	1,932,220
	1,118	Ariba, Inc. (a)	15,797
	1,082	Atheros Communications, Inc. (a)	25,514
	7,030	Avocent Corp. (a)	143,834
	3,290	Belden CDT, Inc. (L)	104,589
	1,113	Blackbaud, Inc.	20,535
	691	Blackboard, Inc. (a)	27,840
	79,100	BMC Software, Inc. (a)	2,264,633
	75,500	Cisco Systems, Inc. (a)	1,703,280
	9,385	Commvault Systems, Inc. (a)	113,089
	3,953	Compuware Corp. (a)	38,305
	716	Concur Technologies, Inc. (a)	27,394
	4,067	Cypress Semiconductor Corp. (a)	21,230
	759	DST Systems, Inc. (a)	42,496
	5,771	Earthlink, Inc. (a)(L)	49,053
	141	Ebix, Inc. (a)	13,248
	650	Equinix, Inc. (a)	45,149
	1,157	FactSet Research Systems, Inc.	60,453
	1,050	Foundry Networks, Inc. (a)	19,121
	703	Gartner, Inc. (a)	15,944
	198,000	Hewlett Packard Co.	9,155,520
	4,800	Imation Corp. (L)	108,432
	13,657	Immersion Corp. (a)	79,484
	1,967	Informatica Corp. (a)	25,551
	2,600	Infosys Technologies Ltd. - ADR (L)	86,606
	40,100	International Business Machines Corp.	4,690,096
	86,700	Intuit, Inc. (a)	2,740,587
	1,822	Jack Henry & Associates, Inc.	37,041
	7,100	Kenexa Corp. (a)(L)	112,109
	2,000	Lexmark International, Inc. (a)	65,140
	745	Manhattan Associates, Inc. (a)	16,643
	3,933	McAfee, Inc. (a)	133,565
	8,808	MedAssets, Inc. (a)	151,498
	618	Mettler-Toledo International, Inc. (a)	60,564
	2,072	MICRO Systems, Inc. (a)	55,240
	383,300	Microsoft Corp.	10,230,277
	4,405	Nuance Communications, Inc. (a)	53,697
	59,200	OpenTV Corp. (a)(L)	83,472
	259,900	Oracle Corp. (a)	5,278,569
	11,600	Oracle Corp. Japan (L)	520,258
	8,934	Parametric Technology Corp. (a)(L)	164,386
	707	Phase Forward, Inc. (a)	14,783
	3,858	Progress Software Corp. (a)(L)	100,269
	5,330	QLogic Corp. (a)	81,869
	3,700	Radiant Systems, Inc. (a)(L)	32,153
	15,544	Red Hats, Inc. (a)	234,248
	13,959	Riverbed Technology, Inc. (a)	174,767
	14,000	SAP AG (L)	742,444
	3,734	Solera Holdings, Inc. (a)(L)	107,240
	2,220	STEC, Inc. (a)	17,094
	341,400	Sun Microsystems, Inc. (a)	2,594,640
	6,266	Sybase, Inc. (a)(L)	191,865
	1,086	Synaptics, Inc. (a)	32,819
	3,859	Take-Two Interactive Software, Inc. (a)	63,288
	979	THQ, Inc. (a)	11,787
	24,000	Trend Micro, Inc. (L)	891,354
	11,400	United Online, Inc. (L)	107,274
	710	Vocus, Inc. (a)	24,112
	19,924	Wind River Systems, Inc. (a)(L)	199,240
			49,688,936
		Construction & Building Materials - 1.3%
	18,199	AGCO Corp. (a)(L)	775,459
	48,000	Anhui Conch Cement Co. Ltd., Class H (a)(L)	179,269
	4,380	Apogee Enterprises, Inc. (L)	65,832
	3,400	Bluelinx Holdings, Inc.	17,986
	20,130	Bouygues SA	899,761
	14,811	Cemex S.A.B. de CV - ADR (a)	255,046
	2,750	Ceradyne, Inc. (a)(L)	100,815
	161,000	China Railway (a)(L)	209,003
	25,000	Chiyoda Corp. (L)	177,707
	14,881	CRH PLC	313,862
	496	DXP Enterprises Inc. (a)	26,442
	8,700	Emcor Group, Inc. (a)(L)	228,984
	5,200	Gibraltar Industries, Inc. (L)	97,292
	20,100	Gujarat Ambuja Cements Ltd	34,371
	10,500	Gujarat Ambuja Cements Ltd - ADR (b)	17,584
	11,985	Holcim Ltd.	863,534
	34,000	Jacobs Engineering Group, Inc. (a)	1,846,540
	2,716	KBR, Inc.	41,473
	3,100	Lafarge SA	322,032
	4,400	Larsen & Toubro	228,360
	26,130	Lennox International, Inc. (L)	869,345
	257	Martin Marietta Materials, Inc.	28,779
	1,470	NCI Building Systems, Inc. (a)(L)	46,672
	4,400	OJSC LSR Group (a)	22,660
	1,962	Orascom Construction Industries - ADR	227,861
	2,300	Perini Corp. (a)(L)	59,317
	2,858	Quanta Services, Inc. (a)	77,195
	35,400	Stanley Works	1,477,596
	678	Team, Inc. (a)	24,489
	1,688	The Shaw Group Inc. (a)	51,872
	464	URS Corp. (a)	17,015
	781	USG Corp. (a)	19,994
			9,624,147
		Consumer Products - 3.4%
	732	Alberto-Culver Co.	19,940
	644	Aptargroup, Inc.	25,187
	1,973	Chattem, Inc. (a)	154,249
	22,642	Crocs, Inc. (a)	81,058
	132	Deckers Outdoor Corp. (a)	13,739
	1,439	Energizer Holdings, Inc. (a)	115,912
	3,400	Fossil, Inc. (a)	95,982
	4,032	Guess ?, Inc.	140,273
	1,159	Hanesbrands, Inc. (a)	25,208
	12,215	Herbalife Ltd (L)	482,737
	6,407	Herman Miller, Inc. (L)	156,779
	9,280	Hot Topic, Inc. (a)	61,341
	2,900	Inditex SA	121,213
	2,790	Jakks Pacific, Inc. (a)(L)	69,499
	61,000	Kimberly-Clark Corp.	3,955,240
	92,000	Li & Fung Ltd.	220,141
	87,800	Liz Claiborne, Inc. (L)	1,442,554
	18,100	L'OREAL SA (L)	1,764,567
	17,660	NBTY, Inc. (a)	521,323
	88,360	NIKE, Inc.	5,911,284
	3,000	Nintendo Co. Ltd.	1,224,202
	68,070	Nu Skin Enterprises, Inc. - Class A	1,104,095
	2,600	Nutri System, Inc. (L)	46,072
	1,730	Oxford Industries, Inc. (L)	44,686
	5,262	Phillips-Van Heusen Corp.	199,482
	5,000	Prestige Brands Holdings, Inc. (a)(L)	44,400
	84,922	Procter & Gamble Co.	5,918,214
	4,670	Skechers U.S.A., Inc., Class A (a)(L)	78,596
	3,487	Tupperware Corp.	96,346
	5,300	Uni-Charm Corp.	403,648
	13,460	Unifi, Inc. (a)(L)	65,147
	2,905	Warnaco Group, Inc. (a)(L)	131,568
			24,734,682
		Diversified Operations - 1.7%
	1,895	Actuant Corp. (L)	47,830
	4,603	Acuity Brands, Inc. (L)	192,221
	100,400	BAE Systems	735,400
	13,600	Compass Diversified Holdings (L)	189,584
	27,000	FPL Group, Inc.	1,358,100
	351,900	General Electric Co.	8,973,450
	27,451	Martha Stewart Living Omnimedia, Inc., Class A (a)	233,608
	3,370	McCormick & Co., Inc.	129,577
	1,900	Rofin-Sinar Technologies, Inc. (a)	58,159
	70,300	Sumitomo Corp. (L)	635,215
	24,900	Wolseley PLC	184,488
			12,737,632
		Electronics - 3.7%
	3,182	Ametek, Inc.	129,730
	81,000	Applied Materials, Inc.	1,225,530
	4,900	ATMI, Inc. (a)	88,102
	36,034	Avnet, Inc. (a)	887,518
	1,883	Axsys Technologies, Inc. (a)(L)	110,984
	8,000	Benchmark Electronics, Inc. (a)(L)	112,640
	1,590	Dolby Laboratories, Inc. (a)	55,952
	7,900	DSP Group, Inc. (a)	60,435
	653	DTS, Inc. (a)	18,173
	37,000	Edison International	1,476,300
	42,900	Emerson Electric Co.	1,749,891
	11,800	Emulex Corp. (a)(L)	125,906
	11,300	Fanuc Ltd.	822,359
	470,600	Flextronics International Ltd. (a)	3,331,848
	2,951	FLIR Systems, Inc. (a)	113,378
	6,700	Fuji Photo Film Co., Ltd. (L)	169,461
	749	General Cable Corp. (a)	26,687
	6,247	Gentex Corp.	89,332
	5,500	Hirose Electric Co., Ltd. (L)	514,033
	7,347	Intersil Corp., Class A	121,813
	1,366	Itron, Inc. (a)	120,932
	2,589	Jabil Circuit, Inc.	24,699
	900	Keyence Corp. (L)	176,014
	65,200	Lam Research Corp. (a)	2,053,148
	1,210	LG Electronics, Inc.	108,273
	245,799	LSI Corp. (a)	1,317,483
	26,000	Matsushita Electric Industrial Co., Ltd.	438,814
	23,300	MEMC Electronic Materials, Inc. (a)	658,458
	4,950	Methode Electronics, Inc. (L)	44,253
	6,820	MKS Instruments, Inc. (a)(L)	135,786
	738	Monolithic Power Systems, Inc. (a)	12,819
	3,716	Multi-Fineline Electronix, Inc. (a)	54,960
	11,100	Murata Manufacturing Co., Ltd. (L)	435,212
	760	National Instruments Corp.	22,838
	703	Netlogic Microsystems, Inc. (a)	21,259
	710	Novellus Systems, Inc. (a)	13,944
	1,864	Photon Dynamics, Inc. (a)	28,612
	2,703	Plexus Corp. (a)	55,952
	1,826	Rambus, Inc. (a)	23,464
	2,674	Samsung Electronics Co., Ltd.	1,194,156
	2,634	Samsung Electronics Co., Ltd. - GDR	590,016
	151,100	Seagate Technology	1,831,332
	10,900	Silicon Image, Inc. (a)(L)	58,206
	1,115	Sunpower Corp. (a)	77,021
	1,500	Synopsis, Inc. (a)	29,925
	147,460	Taiwan Semiconductor - ADR	1,381,700
	756	Tech Data Corp. (a)	22,567
	10,908	Teradyne, Inc. (a)	85,192
	162,400	Texas Instruments, Inc.	3,491,600
	11,800	Tokyo Electron Ltd. (L)	517,023
	58,000	Toshiba Corp.	245,950
	2,847	Trimble Navigation Ltd. (a)	73,624
	18,600	Triquint Semiconductor, Inc. (a)(L)	89,094
	11,660	TTM Technologies, Inc. (a)(L)	115,667
	2,953	Varian Semiconductor Equipment Associates, Inc. (a)(L)	74,179
	5,715	Volterra Semiconductor Corp. (a)(L)	72,752
			26,926,996
		Energy - 3.8%
	289,000	AES Corp. (a)	3,378,410
	1,896	Alpha Natural Resources, Inc. (a)	97,511
	783	American Superconductor Corp. (a)	18,455
	9,200	Aventine Renewable Energy (a)	29,072
	2,300	Avista Corp. (L)	49,933
	39,800	Banpu Public Co., Inc.	348,848
	4,373	Centerpoint Energy, Inc.	63,715
	205,500	China Shenhua Energy Co., Ltd.	489,610
	6,871	Companhia Energetica De Minas (a)	135,766
	3,709	DPL, Inc.	91,983
	219,000	Duke Energy Corp. (L)	3,817,170
	262,800	El Paso Corp. (L)	3,353,328
	9,800	Electricite De France	702,720
	799	Energy Conversion Devices, Inc. (a)	46,542
	22,300	Enersis SA - ADR	363,936
	29,000	Entergy Corp. (L)	2,581,290
	17,959	Evergreen Solar, Inc. (a)	99,134
	43,274	Exelon Corp.	2,709,818
	27,300	FirstEnergy Corp.	1,828,827
	5,400	Headwaters, Inc. (a)(L)	72,090
	968	ION Geophysical Corp. (a)	13,736
	1,316	ITC Holdings Corp.	68,129
	690	Matrix Service Co. (a)	13,179
	11,600	National Grid PLC	147,248
	1,800	Ormat Technologies, Inc.	65,394
	19,200	Pepco Holdings, Inc.	439,872
	35,200	Public Service Enterprise Group, Inc.	1,154,208
	1,084	Roper Industries, Inc.	61,745
	7,900	Scottish & Southern Energy PLC	200,421
	96,100	Spectra Energy Corp. (L)	2,287,180
	15,100	Suncor Energy, Inc. (a)	624,290
	4,400	Suntech Power Holdings Co., Ltd. - ADR (a)(L)	157,828
	6,962	Superior Energy Services, Inc. (a)	216,797
	30,800	TECO Energy, Inc.	484,484
	4,510	Unisource Energy Corp.	131,647
	588	Woodward Governor Co.	20,739
	74,400	Xcel Energy, Inc.	1,487,256
			27,852,311
		Entertainment - 1.3%
	776	Dreamworks Animation SKG, Inc. (a)	24,405
	32,722	Hasbro, Inc.	1,136,108
	1,393	Marvel Entertainment, Inc. (a)	47,557
	5,251	NetFlix, Inc. (a)(L)	162,151
	35,700	Royal Caribbean Cruises Ltd. (L)	740,775
	230,700	The Walt Disney Co.	7,080,183
	818	World Wrestling Entertainment, Inc.	12,646
			9,203,825
		Financial Services - 5.4%
	3,429	Affiliated Managers Group, Inc. (a)	284,093
	22,400	Alliance & Leicester	106,628
	26,000	Ameriprise Financial, Inc.	993,200
	9,600	Anworth Mortgage Asset Corp. (L)	56,832
	16	Berkshire Hathaway, Inc (a)	2,089,600
	47,020	BM&F BOVESPA SA	210,032
	18,300	BNP Paribas SA	1,702,397
	88,500	Capital One Financial Corp. (L)	4,513,500
	4,930	Capstead Mortgage Corp.	53,983
	104,476	Citigroup, Inc.	2,142,803
	3,300	CME Group, Inc.	1,225,983
	35,400	Comerica, Inc. (L)	1,160,766
	77,800	Credit Suisse Group - ADR	3,756,184
	4,572	Douglas Emmett, Inc.	105,476
	683	Eaton Vance Corp.	24,062
	645	Federated Investors, Inc.	18,608
	44,760	Goldman Sachs Group, Inc.	5,729,280
	3,569	Greenhill & Co., Inc.	263,214
	3,600	Groupe Danone	253,403
	13,900	Hercules Technology Growth Capital, Inc. (L)	134,830
	29,779	ING Groep NV	625,907
	52,900	Invesco Ltd.	1,109,842
	16,000	Irish Life & Permanent PLC	109,245
	4,076	Janus Capital Group, Inc.	98,965
	3,800	Knight Capital Group, Inc. (a)(L)	56,468
	652	Lazard Ltd	27,880
	6,500	Mastercard, Inc.	1,152,645
	1,103	Metavante Technologies, Inc.	21,244
	10,600	MFA Mortgage Investments, Inc. (L)	68,900
	36,100	Morgan Stanley	830,300
	538	Morningstar, Inc. (a)	29,843
	503,200	National City Corp. (L)	880,600
	2,481	Net 1 UEPS Technologies, Inc. (a)(L)	55,401
	79,300	Nomura Holdings, Inc.	988,687
	36,200	Northern Trust Corp.	2,613,640
	5,700	ONEX Corp.	147,126
	8,720	ORIX Corp.	1,031,429
	3,300	Pennantpark Investment Corp. (L)	24,453
	3,327	SEI Investments Co.	73,860
	3,379	SVB Financial Group (a)	195,712
	2,300	SWS Group, Inc. (L)	46,368
	3,361	thinkorswim Group, Inc. (a)(L)	27,997
	2,365	Total System Services, Inc.	38,786
	4,607	UBS AG (a)	75,650
	106,500	US Bancorp	3,836,130
	7,050	Waddell & Reed Financial, Inc., Class A	174,487
	6,700	Webster Financial Corp. (L)	169,175
			39,335,614
		Food & Beverages - 4.7%
	18,600	Bunge Ltd. (L)	1,175,148
	780	Cal-Maine Foods, Inc.	21,403
	1,011	Central European Distribution Corp. (a)	45,910
	4,050	Chiquita Brands International, Inc. (a)(L)	64,030
	27,600	Coca-Cola Co.	1,459,488
	1,827	Dean Foods Co. (a)	42,679
	6,464	Diamond Foods, Inc.	181,186
	153,800	Dr Pepper Snapple Group, Inc. (a)	4,072,624
	1,894	Flowers Foods, Inc.	55,608
	50,800	General Mills, Inc.	3,490,976
	788	Hain Celestial Group, Inc. (a)	21,694
	2,053	Hansen Natural Corp. (a)	62,103
	52,300	Hormel Foods Corp.	1,897,444
	44,200	Koninklijke Ahold NV	505,699
	608	Lancaster Colony Corp.	22,897
	784	Lance, Inc.	17,789
	230	Lindt & Spruengli AG	554,439
	34,756	Nestle SA	1,490,161
	59,700	Pepsi Bottling Group, Inc.	1,741,449
	111,400	PepsiCo, Inc.	7,939,478
	70,600	Premier Foods PLC (a)	93,823
	2,425	Ralcorp Holdings, Inc. (a)	163,469
	99,700	Supervalu, Inc.	2,163,490
	180,100	Tyson Foods, Inc.	2,150,394
	29,900	Unilever NV	835,969
	113,900	Unilever NV - ADR	3,207,424
	7,950	Unilever PLC	215,117
	62,000	Wilmar International Ltd.	108,306
	12,614	Woolworths Ltd.	271,136
			34,071,333
		Forest Products & Paper: 0.0%
	420,000	Nine Dragons Paper Holdings Ltd.	154,156
	8,600	Sappi	83,052
			237,208
		Health Care Services - 3.1%
	24,100	Aetna, Inc.	870,251
	672	Amedisys, Inc. (a)	32,706
	1,016	AMN Healthcare Services, Inc. (a)	17,851
	166,200	Bristol-Myers Squibb Co.	3,465,270
	942	Catalyst Health Solutions, Inc. (a)	24,605
	9,030	Celera Corp. (a)(L)	139,513
	1,771	Cerner Corp. (a)	79,057
	584	Community Health Systems, Inc. (a)	17,117
	3,140	Corvel Corp. (a)(L)	89,836
	1,480	Eclipsys Corp. (a)	31,006
	5,776	Emergency Medical Services Corp. (a)	172,587
	26,400	Express Scripts, Inc., Class A (a)	1,948,848
	896	Genomic Health, Inc. (a)	20,294
	6,830	HealthSpring, Inc. (a)(L)	144,523
	3,373	Henry Schein, Inc. (a)	181,602
	770	HMS Holdings Corp. (a)	18,449
	725	inVentiv Health, Inc. (a)	12,804
	769	Invitrogen Corp. (a)	29,068
	2,250	Kindred Healthcare, Inc. (a)	62,033
	7,960	LifePoint Hospitals, Inc. (a)(L)	255,834
	1,765	Lincare Holdings, Inc. (a)	53,109
	73,100	McKesson Corp.	3,933,511
	1,601	Millipore Corp. (a)	110,149
	903	Myriad Genetics, Inc. (a)	58,587
	686	Omnicare, Inc.	19,736
	3,464	Owens & Minor, Inc. (L)	168,004
	694	Pediatrix Medical Group, Inc. (a)	37,421
	2,492	Pharmaceutical Product Development, Inc.	103,044
	2,840	PharMerica Corp. (a)	63,872
	934	PSS World Medical, Inc. (a)	18,213
	1,312	Psychiatric Solutions, Inc. (a)	49,790
	48,700	Quest Diagnostics, Inc.	2,516,329
	31,400	Stryker Corp.	1,956,220
	809	Sun Healthcare Group, Inc. (a)	11,860
	606	SurModics, Inc. (a)	19,083
	2,700	Synthes, Inc.	369,863
	5,648	Tenet Healthcare Corp. (a)	31,346
	7,300	TranS1, Inc. (a)	72,197
	87,320	UnitedHealth Group, Inc.	2,217,055
	17,100	Universal Health Services, Inc. (L)	958,113
	33,500	Varian Medical Systems, Inc. (a)	1,913,855
	1,394	VCA Antech, Inc. (a)	41,081
	17,800	WellCare Health Plans, Inc. (a)	640,800
			22,976,492
		Insurance - 5.7%
	67,900	AFLAC, Inc.	3,989,125
	6,400	Allianz AG	867,473
	54,910	Allied World Assurance Co. Holdings Ltd. (L)	1,950,403
	16,970	Amerisafe, Inc. (a)(L)	308,854
	47,000	Aon Corp.	2,113,120
	23,120	Arch Capital Group Ltd. (a)	1,688,454
	1,401	Argo Group International Holdings Ltd. (a)(L)	51,627
	79,600	Assurant, Inc.	4,378,000
	40,763	AXA (a)	1,313,852
	79,166	Axis Capital Holdings Ltd.	2,510,354
	94,600	CIGNA Corp.	3,214,508
	663	Darwin Professional Underwriter (a)	20,626
	2,600	Employers Holdings, Inc.	45,188
	23,100	Everest Re Group Ltd.	1,998,843
	24,000	Hartford Financial Services Group, Inc.	983,760
	6,200	Manulife Financial Corp. (a)	223,008
	104,200	Marsh & McLennan Cos., Inc.	3,309,392
	8,480	Max Re Capital Ltd.	196,990
	19,600	Millea Holdings, Inc.	689,239
	1,825	Muenchener Rueckversicherungs AG	272,878
	669	Philadelphia Consolidated Holding Co. (a)	39,183
	3,140	ProAssurance Corp. (a)(L)	175,840
	5,550	Prudential Financial, Inc.	399,600
	51,600	Reinsurance Group America, Inc. (L)	2,786,400
	5,800	Sun Life Financial Services, Inc. (a)	202,734
	2,876	Swiss Reinsurance AG (L)	155,287
	47,939	The Travelers Cos., Inc.	2,166,843
	221,100	UnumProvident Corp.	5,549,610
			41,601,191
		Internet - 1.1%
	4,128	Akamai Technologies, Inc. (a)	71,992
	5,000	Alibaba.com Ltd. (a) (L)	4,520
	2,819	Blue Nile, Inc. (a)	120,850
	1,074	Cybersource Corp. (a)	17,302
	845	Digital River, Inc. (a)	27,378
	45,000	Expedia, Inc. (a)	679,950
	9,000	Giant Interactive Group, Inc. - ADR (a)(L)	59,940
	1,681	Global Payments, Inc.	75,410
	2,600	Google, Inc., Class A (a)	1,041,352
	943	Greenfield Online, Inc. (a)	16,408
	9,604	GSI Commerce, Inc. (a)	148,670
	5,500	Infospace, Inc. (L)	59,675
	4,420	Insight Enterprises, Inc. (a)(L)	59,272
	4,456	J2 Global Communications, Inc. (a)(L)	104,048
	1,846	MercadoLibre, Inc. (a)	37,566
	1,100	NHN Corp. (a)	136,708
	714	Omniture, Inc. (a)	13,109
	61,000	Softbank Corp. (L)	770,279
	753	Sohu.com, Inc. (a)	41,980
	162,700	Symantec Corp. (a)	3,185,666
	1,601	ValueClick, Inc. (a)	16,378
	47,600	VeriSign, Inc. (a)	1,241,408
	782	Websense, Inc. (a)	17,478
			7,947,339
		Lodging - 0.2%
	108,000	Shangri-La Asia Ltd.	152,997
	92,220	Sunstone Hotel Investors Inc.	1,244,970
			1,397,967
		Machinery & Equipment - 0.4%
	1,609	Altra Holdings, Inc. (a)	23,749
	476	Badger Meter, Inc.	22,348
	586	Chart Industries, Inc. (a)	16,736
	1,150	CIRCOR International, Inc. (L)	49,945
	563	Clarcor, Inc.	21,366
	549	Columbus McKinnon Corp. (a)	12,940
	1,300	Gardner Denver, Inc. (a)	45,136
	3,842	Graco, Inc.	136,814
	1,837	IDEX Corp.	56,984
	7,200	Joy Global, Inc.	325,008
	83,726	Manitowoc Co., Inc. (L)	1,301,939
	518	Middleby Corp. (a)	28,133
	622	MSC Industrial Direct Co., Inc.	28,656
	626	Nordson Corp.	30,743
	2,475	Pall Corp.	85,115
	601	RBC Bearings, Inc. (a)	20,248
	3,354	Schneider SA	284,462
	5,600	SMC Corp. (L)	571,294
	698	TAL International Group, Inc.	14,532
	2,400	Tecumseh Products Co. (a)(L)	60,096
	544	Valmont Industries, Inc.	44,983
	636	Westinghouse Air Brake Technologies Corp.	32,582
			3,213,809
		Manufacturing - 4.2%
	1,820	A.O. Smith Corp. (L)	71,326
	3,400	Applied Industrial Tech, Inc. (L)	91,562
	3,700	ASML Holding NV	64,642
	13,100	Assa Abloy AB, Class B	156,092
	627	Ball Corp.	24,760
	2,867	Church & Dwight Co., Inc.	178,012
	4,013	Crown Holdings, Inc. (a)	89,129
	30,000	Cummins, Inc.	1,311,600
	53,600	Danaher Corp.	3,719,840
	552	Diodes, Inc. (a)	10,184
	1,395	Donaldson Co, Inc.	58,464
	80,000	Dover Corp.	3,244,000
	668	Enersys (a)	13,166
	3,958	Enpro Industries, Inc. (a)(L)	147,079
	95,500	Fairchild Semiconductor International, Inc. (a)(L)	848,995
	3,500	Flowserve Corp.	310,695
	51,459	Graftech International Ltd. (a)(L)	777,545
	3,819	Greif, Inc., Class A	250,603
	12,130	Hankook Tire Co., Ltd.	166,832
	104,200	Honeywell International, Inc.	4,329,510
	1,267	II-VI, Inc. (a)	48,982
	24,700	Illinois Tool Works, Inc.	1,097,915
	29,200	ITT Industries, Inc.	1,623,812
	4,444	Kaydon Corp.	200,247
	577	Lincoln Electric Holdings, Inc.	37,107
	349	Lindsay Manufacturing Co.	25,390
	563	Matthews International Corp.	28,567
	658	Microsemi Corp. (a)	16,766
	940	NACCO Industries, Inc. (L)	88,849
	56,000	Nippon Sheet Glass (L)	281,698
	8,731	ON Semiconductor Corp. (a)	59,021
	43,900	Owens-Illinois, Inc. (a)	1,290,660
	732	Packaging Corp of America	16,968
	92,550	Parker Hannifin Corp.	4,905,150
	41,000	Precision Castparts Corp.	3,229,980
	2,946	Robbins & Myers, Inc.	91,120
	706	Silgan Holdings, Inc.	36,069
	634	Silicon Laboratories, Inc. (a)	19,464
	36,835	Skyworks Solutions, Inc. (a)(L)	307,940
	104,000	Sumitomo Metal Industries, Ltd.	309,981
	3,070	Sun Hydraulics Corp. (L)	79,943
	775	Titan International, Inc.	16,523
	8,776	Tmk-GDR (a) (L)	218,522
	11,230	Trimas Corp. (a)	73,669
	10,900	United States Steel Corp.	845,949
	2,182	Waters Corp. (a)	126,949
	541	Zebra Technologies Corp. (a)	15,067
			30,956,344
		Media - 2.3%
	561	Arbitron, Inc.	25,071
	633	Central European Media Enterprises (a)	41,398
	192,200	Comcast Corp., Class A (L)	3,772,886
	707	CTC Media, Inc. (a)	10,605
	106,400	DIRECTV Group, Inc. (a)	2,784,488
	55,700	Dish Network Corp. (a)	1,169,700
	7,900	Focus Media Holding Ltd. - ADR (a)(L)	225,229
	631	Interactive Data Corp.	15,914
	656	John Wiley & Sons, Inc.	26,535
	655	Lamar Advertising Co. (a)	20,233
	30,000	McGraw-Hill Cos., Inc.	948,300
	5,000	Scholastic Corp. (L)	128,400
	9,900	Shaw Communications (a)	200,372
	32,858	Sirius Xm Radio, Inc. (a)	18,729
	232,600	Time Warner, Inc.	3,049,386
	47,400	Viacom Inc., Class B (a)	1,177,416
	11,500	Vivendi SA	356,496
	5,473	Washington Post Co., Class B	3,047,148
			17,018,306
		Medical - 6.2%
	830	Abiomed, Inc. (a)	14,732
	18,515	Affymetrix, Inc. (a)	143,306
	15,000	Alcon, Inc.	2,422,650
	174,700	Alkermes, Inc. (a)(L)	2,323,510
	33,600	Allergan, Inc.	1,730,400
	853	American Medical Systems Holdings, Inc. (a)	15,149
	17,008	American Oriental Bioengineering, Inc. (a)(L)	110,382
	61,600	Amgen, Inc. (a)	3,651,032
	2,800	AmSurg Corp. (a)(L)	71,316
	34,500	Baxter International, Inc.	2,264,235
	1,324	Beckman Coulter, Inc.	93,991
	19,400	Becton, Dickinson & Co.	1,557,044
	231	Bio-Rad Laboratories, Inc. (a)	22,897
	303,100	Boston Scientific Corp. (a)	3,719,037
	1,066	Bruker Corp. (a)	14,210
	25,700	C.R. Bard, Inc.	2,438,159
	2,300	Cantel Medical Corp. (a)	22,126
	42,860	Cell Genesys, Inc. (a)	25,287
	585	Conmed Corp. (a)	18,720
	63,800	Covidien Ltd	3,429,888
	753	Cyberonics, Inc. (a)	12,801
	4,687	DENTSPLY International, Inc.	175,950
	1,958	Edwards Lifesciences Corp. (a)	113,094
	1,075	Gen-Probe, Inc. (a)	57,029
	601	Haemonetics Corp (a)	37,094
	8,383	Hologic, Inc. (a)	162,043
	20,400	Hoya Corp.	395,129
	599	IDEXX Laboratories, Inc. (a)	32,825
	2,272	Illumina, Inc. (a)	92,084
	1,684	Immucor, Inc. (a)	53,821
	624	Integra LifeSciences Holdings Corp. (a)	27,475
	3,400	InterMune, Inc. (a)	58,174
	10,283	Invacare Corp. (L)	248,232
	57,400	Johnson & Johnson, Inc.	3,976,672
	1,440	Kendle International, Inc. (a)(L)	64,382
	525	Kensey Nash Corp. (a)	16,516
	34,735	Kinetic Concepts, Inc. (a)(L)	993,074
	1,104	Masimo Corp. (a)	41,069
	94,900	Medtronic, Inc.	4,754,490
	676	Meridian Bioscience, Inc.	19,631
	740	Merit Medical Systems, Inc. (a)	13,890
	750	Natus Medical, Inc. (a)	16,995
	662	NuVasive, Inc. (a)	32,656
	55,117	Patterson Co., Inc. (a)	1,676,108
	3,223	PerkinElmer, Inc.	80,478
	656	Quidel Corp. (a)	10,765
	1,348	Resmed, Inc. (a)	57,964
	6,700	Sanofi-Synthelabo SA	439,071
	130,600	Schering-Plough Corporation	2,412,182
	1,336	Sequenom, Inc. (a)	35,564
	17,000	Smiths Group Plc	305,860
	815	SonoSite, Inc. (a)	25,591
	51,000	St. Jude Medical, Inc. (a)	2,217,990
	2,242	STERIS Corp. (L)	84,254
	957	Thoratec Corp. (a)	25,121
	7,400	Triple-S Management Corp., Class B (a)(L)	120,546
	711	United Therapeutics Corp. (a)	74,776
	77,149	Vertex Pharmaceuticals, Inc. (a)(L)	2,564,433
	633	Vital Signs, Inc.	46,779
	666	West Pharmaceutical Services, Inc.	32,514
	724	Wright Medical Group, Inc. (a)	22,039
	682	Zoll Medical Corp. (a)	22,315
			45,737,547
		Metals & Mining - 2.1%
	2,700	AngloGold Ashanti	62,578
	5,500	AngloGold Ashanti Ltd. - ADR	127,050
	54,800	Barrick Gold Corp.	2,013,352
	16,300	BHP Billiton PLC	364,843
	2,175	Bucyrus International, Inc. - Class A (L)	97,179
	22,000	Cameco Corp. (a)	476,692
	1,265	Century Aluminum Co. (a)(L)	35,028
	25,800	Cleveland-Cliffs, Inc.	1,365,852
	4,050	Commercial Metals Co.	68,404
	9,900	Compania de Minas Buenaventura SA - ADR	232,452
	248	Compass Minerals International, Inc.	12,993
	2,971	Dynamic Materials Corp.	68,957
	704	Foundation Coal Holdings, Inc.	25,048
	42,400	Freeport-McMoRan Copper & Gold, Inc., Class B (L)	2,410,440
	7,700	Harmony Gold Mining Co., Ltd. - ADR (a)(L)	74,536
	32,103	Harmony Gold Mining Co., Ltd. (a)(L)	320,681
	12,500	Indo Tambangraya Mega PT (a)(d)	28,955
	11,900	Ivanhoe Mines Ltd/CA (a)	72,121
	807	James River Coal Co. (a)	17,746
	8,474	Massey Energy Co.	302,268
	8,000	MMC Norilsk Nickel - ADR	105,600
	1,043	New World Resources (a)	12,795
	58,200	Newmont Mining Corp. (L)	2,255,832
	3,100	NN, Inc.	39,835
	46,800	Nucor Corp.	1,848,600
	2,490	Patriot Coal Corp. (a)	72,334
	5,500	Rautaruukki Oyj	107,781
	10,200	Repsol YPF SA	300,114
	90,374	Steel Dynamics, Inc.	1,544,492
	9,906	Titanium Metals Corp.	112,334
	3,000	Usinas Siderurgicas de Minas Gerais SA	63,866
	1,890	Vallourec SA	401,931
	2,485	Walter Industries, Inc.	117,913
			15,160,602
		Oil & Gas - 10.3%
	2,796	Air Liquide SA	304,721
	3,400	Arena Resources, Inc. (a)	132,090
	630	Atlas America, Inc.	21,489
	7,475	Atwood Oceanics, Inc. (a)	272,090
	17,000	Baker Hughes, Inc.	1,029,180
	1,050	Berry Petroleum Co. - Class A (L)	40,666
	14,400	BG Group PLC	259,337
	69,581	BP PLC	573,986
	775	Cabot Oil & Gas Corp.	28,008
	6,300	Cairn Energy PLC (a)	232,072
	7,400	Canadian Natural Resources Ltd. (a)	507,587
	79,092	ChevronTexaco Corp.	6,523,508
	6,860	Complete Production Services (a)(L)	138,092
	1,543	Comstock Resources, Inc. (a)(L)	77,227
	682	Concho Resources, Inc. (a)	18,830
	69,038	ConocoPhillips	5,057,034
	12,400	Continental Resources, Inc. (a)(L)	486,452
	595	Crosstex Energy, Inc.	14,857
	52,900	CVR Energy, Inc. (a)(L)	450,708
	689	Delta Petroleum Corp. (a)	9,357
	5,900	Devon Energy Corp. (a)	538,080
	647	Dresser-Rand Group, Inc. (a)	20,361
	8,400	EnCana Corp. (a)	536,400
	638	Energen Corp.	28,889
	21,700	EOG Resources, Inc.	1,941,282
	6,500	Exco Resources, Inc. (a)	106,080
	184,300	Exxon Mobil Corp.	14,312,738
	1,206	Frontier Oil Corp.	22,215
	1,425	Frontline Ltd.	68,500
	897	General Maritime Corp.	17,474
	388	Goodrich Petroleum Corp. (a)	16,913
	116,800	Halliburton Co.	3,783,152
	7,162	Helix Energy Solutions Group, Inc. (a)	173,893
	46,300	Hess Corp.	3,800,304
	1,000	Inmet Mining Corp.	46,568
	29	Inpex Holdings, Inc.	244,314
	7,000	JGC Corp.	108,862
	33,000	Keppel Corp. Ltd	180,290
	325	Lufkin Industries, Inc.	25,789
	162,000	Marathon Oil Corp.	6,458,940
	8,661	Mariner Energy, Inc. (a)	177,550
	873	McMoRan Exploration Co. (a)	20,638
	15,500	MDU Resources Group, Inc.	449,500
	28,400	Noble Corp.	1,246,760
	21,700	Noble Energy, Inc.	1,206,303
	793	Nordic American Tanker Shipping	25,424
	4,000	OAO Gazprom (a)(L)	123,800
	28,052	OAO Rosneft Oil Co. (a)	188,509
	78,200	Occidental Petroleum Corp.	5,509,190
	712	Oceaneering International, Inc. (a)	37,964
	3,323	Oil States International, Inc. (a)	117,468
	2,177	Patterson-UTI Energy, Inc.	43,583
	413	Penn Virginia Corp.	22,071
	4,040	Petrohawk Energy Corp. (a)	87,385
	20,800	Petroleo Brasileiro SA - ADR	914,160
	6,763	Petroplus Holdings (a)	254,470
	7,370	Petroquest Energy, Inc. (a)(L)	113,129
	8,570	Pioneer Drilling Co. (a)(L)	113,981
	45,900	Pioneer Natural Resources Co. (L)	2,399,652
	4,800	Polski Koncern Naftowy Orlen SA - ADR	136,879
	2,121	Quicksilver Resources, Inc. (a)	41,635
	727	Rowan Cos, Inc.	22,210
	59,100	Royal Dutch Shell - ADR	3,487,491
	35,751	Royal Dutch Shell, Class A	1,035,542
	5,800	Sasol Ltd.	244,981
	34,400	Schlumberger Ltd.	2,686,296
	380	SEACOR Holdings, Inc. (a)	30,001
	13,400	SeaDrill Ltd. (a)	272,564
	1,592	Sierra Pacific Resources	15,251
	401	Smith International, Inc.	23,503
	6,658	St Mary Land & Exploration Co.	237,358
	3,572	Stone Energy Corp. (a)(L)	151,203
	4,930	Swift Energy Co. (a)(L)	190,742
	5,251	Tesoro Petroleum Corp.	86,589
	3,900	Total SA	233,781
	3,570	Trico Marine Service, Inc. (a)(L)	60,976
	70,630	UGI Corp.	1,820,841
	3,420	Union Drilling, Inc. (a)(L)	36,218
	18,500	Vaalco Energy, Inc. (a)(L)	126,540
	17,572	W & T Offshore, Inc. (L)	479,540
	2,095	Whiting Petroleum Corp. (a)	149,290
	665	Willbros Group, Inc. (a)	17,622
	3,869	Woodside Petroleum Ltd.	155,932
	45,500	XTO Energy, Inc. (L)	2,116,660
			75,519,517
		Pharmaceuticals - 5.3%
	26,500	Abbott Laboratories	1,525,870
	617	Acorda Therapeutics, Inc. (a)	14,715
	1,396	Alexion Pharmaceuticals, Inc. (a)	54,863
	696	Alnylam Pharmaceuticals, Inc. (a)	20,149
	47,009	Amylin Pharmaceuticals, Inc. (a)(L)	950,522
	12,740	Arena Pharmaceuticals, Inc. (a)(L)	63,700
	13,350	Astrazeneca PLC	586,645
	856	Auxilium Pharmaceuticals, Inc. (a)	27,734
	9,462	Bare Escentuals, Inc. (a)	102,852
	6,800	Bayer AG (L)	495,882
	2,932	BioMarin Pharmaceuticals, Inc. (a)	77,669
	64,000	Cardinal Health, Inc.	3,153,920
	19,926	Cephalon, Inc. (a)(L)	1,544,066
	743	Charles River Laboratories International, Inc. (a)	41,259
	2,152	Covance, Inc. (a)	190,258
	14,467	Cubist Pharmaceuticals, Inc. (a)	321,601
	26,962	CV Therapeutics, Inc. (a)(L)	291,190
	32,400	Cytokinetics, Inc. (a)(L)	153,576
	103,300	Eli Lilly & Co.	4,548,299
	2,932	Endo Pharmaceuticals Holdings, Inc. (a)	58,640
	4,800	Exelixis, Inc. (a)(L)	29,184
	68,200	Forest Laboratories, Inc. (a)	1,928,696
	47,300	Gilead Sciences, Inc. (a)	2,155,934
	13,040	Human Genome Sciences, Inc. (a)(L)	82,804
	849	ImClone Systems, Inc. (a)	53,012
	1,728	Incyte Pharmaceuticals, Inc. (a)	13,219
	2,313	Isis Pharmaceuticals, Inc. (a)	39,067
	646	Martek Biosciences Corp. (a)	20,297
	26,461	Medarex, Inc. (a)	171,203
	7,277	Medicines Co. (a)	168,972
	8,035	Medicis Pharmaceutical Corp., Class A	119,802
	117,900	Merck & Co., Inc.	3,720,924
	1,038	Mylan (a)	11,854
	5,698	Novartis AG	296,760
	6,200	Novo Nordisk A/S, Class B	317,019
	10,230	NPS Pharmaceuticals, Inc. (a)(L)	73,042
	851	Onyx Pharmaceuticals, Inc. (a)	30,789
	1,097	OSI Pharmaceuticals, Inc. (a)	54,071
	976	PAREXEL International Corp. (a)	27,972
	2,329	PDL BioPharma, Inc.	21,683
	5,729	Perrigo Co.	220,337
	274,915	Pfizer, Inc.	5,069,433
	4,200	Progenics Pharmaceuticals, Inc. (a)(L)	55,902
	11,766	Regeneron Pharmaceuticals, Inc. (a)(L)	256,852
	9,499	Rigel Pharmaceuticals, Inc. (a)(L)	221,802
	13,542	Roche Holding AG	2,102,009
	11,700	Salix Pharmaceuticals Ltd. (a)(L)	74,997
	678	Savient Pharmaceuticals, Inc. (a)	10,109
	795	Sciele Pharma, Inc.	24,478
	1,303	Sepracor, Inc. (a)	23,858
	1,216	Techne Corp. (a)	87,698
	2,937	Tercica, Inc. (a)	26,257
	40,500	Teva Pharmaceutical Industries Ltd. - ADR	1,854,495
	784	Valeant Pharmaceuticals International (a)	16,048
	3,100	ViroPharma, Inc. (a)(L)	40,672
	3,484	Warner Chilcott Ltd (a)	52,678
	55,990	Watson Pharmaceuticals, Inc. (a)(L)	1,595,715
	85,300	Wyeth	3,150,982
	531	XenoPort, Inc. (a)	25,748
	3,560	Zymogenetics, Inc. (a)(L)	23,710
			38,493,494
		Real Estate - 0.5%
	1,722	Acadia Realty Trust	43,532
	2,980	American Campus Communities, Inc. (L)	100,962
	121,400	Annaly Mortgage Management, Inc.	1,632,830
	701	Apartment Investment & Management Co.	24,549
	98,000	China Overseas Land & Investment Ltd.	116,113
	188,000	China Res Land	195,146
	752	Digital Realty Trust, Inc.	35,532
	127	Essex Property Trust, Inc.	15,028
	1,090	Forest City Enterprises, Inc.	33,430
	5,800	Glimcher Realty Trust (L)	60,552
	2,933	Health Care REIT, Inc.	156,124
	8,529	Hypo Real Estate Holdings (L)	49,830
	6,200	National Retail Properties, Inc. (L)	148,490
	679	Nationwide Health Properties, Inc.	24,430
	161,000	Link REIT	332,166
	921	Omega Healthcare Investors, Inc.	18,107
	626	Rayonier, Inc.	29,641
	8,510	Resource Capital Corp. (L)	51,571
	136,000	SP Setia Berhad	122,469
	23,000	Sumitomo Realty & Development Co. Ltd. (L)	479,009
	777	Tanger Factory Outlet Centers	34,025
	1,259	Taubman Centers, Inc.	62,950
	816	The St. Joe Co.	31,898
	665	Ventas, Inc.	32,864
			3,831,248
		Restaurants - 0.1%
	3,050	Bob Evans Farms, Inc. (L)	83,234
	890	Burger King Holdings, Inc.	21,859
	1,970	CBRL Group, Inc. (L)	51,811
	4,179	Chipotle Mexican Grill, Inc., Class A (a)	231,893
	746	Papa John's International, Inc. (a)	20,261
	14,253	The Cheesecake Factory (a)	208,379
	801	Wendy's International, Inc.	17,906
			635,343
		Retail - 4.3%
	1,432	Advance Auto Parts	56,793
	53,300	Aeon Co Ltd.	527,713
	6,855	Aeropostale, Inc. (a)(L)	220,114
	968	American Eagle Outfitters	14,762
	34,288	Big Lots, Inc. (a)(L)	954,235
	101,040	BJ's Wholesale Club, Inc. (a)(L)	3,926,414
	924	Carmax, Inc. (a)	12,936
	3,100	Carrefour SA (L)	144,454
	3,300	Charlotte Russe Holding, Inc. (a)	33,825
	29,946	Chico's FAS, Inc. (a)	163,805
	3,100	Dick's Sporting Goods, Inc. (a)	60,698
	1,241	Dollar Tree, Inc. (a)	45,123
	223,700	Gap, Inc.	3,977,386
	835,000	GOME Electrical Appliances Holdings Ltd. (a)	241,956
	4,712	J. Crew Group, Inc. (a)	134,622
	7,760	Jo-Ann Stores, Inc. (a)(L)	162,805
	4,169	Lululemon Athletica, Inc. (a)	96,012
	28,500	Macys, Inc.	512,430
	11,900	Magnit Ojsc-spon GDR (a)(L)	106,148
	75,700	Officemax Inc.	672,973
	768	O'Reilly Automotive, Inc. (a)	20,559
	1,931	PetSmart, Inc.	47,715
	1,900	Regis Corp.	52,250
	4,850	Rent-A-Center, Inc. (a)(L)	108,058
	3,218	Ross Stores, Inc.	118,455
	6,700	Rush Enterprises, Inc., Class A (a)(L)	85,760
	2,800	Shimamura Co., Ltd. (L)	183,762
	5,800	Shoppers Drug Mart Corp.	279,850
	81,400	Staples, Inc.	1,831,500
	139,200	Tesco PLC	959,215
	1,900	The Childrens Place Retail Stores, Inc. (a)(L)	63,365
	11,890	The Wet Seal Inc (a)(L)	43,161
	5,408	Tiffany & Co.	192,092
	79,700	TJX Cos., Inc.	2,432,444
	6,375	Urban Outfitters, Inc. (a)	203,171
	74,800	Walgreen Co.	2,315,808
	189,600	Walmart De Mexico SA	652,023
	150,600	Wal-Mart Stores, Inc.	9,019,434
	7,783	Whole Foods Market, Inc.	155,893
	15,655	Williams-Sonoma, Inc.	253,298
			31,083,017
		Schools - 0.9%
	88,600	Apollo Group, Inc., Class A (a)	5,253,980
	1,767	Corinthian Colleges, Inc. (a)	26,505
	3,559	Devry, Inc.	176,313
	12,541	ITT Educational Services, Inc. (a)	1,014,692
			6,471,490
		Technology - 1.4%
	1,634	Aecom Technology Corp. (a)	39,935
	11,800	Canon, Inc.	423,826
	1,400	CommScope, Inc. (a)	48,496
	855	Data Domain, Inc. (a)	19,041
	1,534	Diebold, Inc.	50,790
	414	Digimarc's Digital (private) (a)	1,380
	105,600	Ingram Micro, Inc. (a)	1,696,992
	312,990	Intel Corp.	5,862,303
	1,700	Interdigital, Inc. (a)(L)	40,885
	2,610	JDA Software Group, Inc. (a)	39,698
	656	Luminex Corp. (a)	16,407
	775	Polypore International, Inc. (a)	16,670
	551	Scansource, Inc. (a)	15,863
	23,800	United Technologies Corp.	1,429,428
	14,964	Universal Display Corp. (a)	164,005
			9,865,719
		Telecommunications - 4.5%
	2,238	Alaska Communications Systems Group, Inc.	27,371
	33,900	America Movil SA, Series L - ADR	1,571,604
	323,847	AT&T, Inc.	9,041,808
	1,800	Atlantic Tele-Network, Inc. (L)	50,400
	62,000	CenturyTel, Inc. (L)	2,272,300
	4,300	Chunghwa Telecom Co Ltd - ADR	101,781
	19,373	Clearwire Corp., Class A (a)	230,151
	18,800	Compania De Telecomunics Chile - ADR	128,028
	565	Comtech Telecommunications (a)	27,820
	4,390	Consolidated Communications Holdings, Inc. (L)	66,201
	117,200	Corning, Inc.	1,833,008
	19,600	Embarq Corp.	794,780
	2,217	Frontier Communications Corp	25,495
	775	Iowa Telecomm Services, Inc.	14,477
	2,585	JDS Uniphase Corp. (a)	21,869
	23,800	LG Telecom Ltd	195,417
	4,600	Mobile Telesystems - ADR (a)	257,646
	7,600	Mobinil (d)	148,244
	783	Neustar, Inc. (a)	15,574
	2,152	NTELOS Holding Corp.	57,867
	144	NTT DoCoMo, Inc.	227,329
	200	Orascom Telecom - ADR	7,368
	6,614	Orascom Telecom Holding (L)	233,540
	18,080	Polycom, Inc. (a)	418,190
	856	Premiere Global Services, Inc. (a)	12,035
	139,300	Qualcomm, Inc.	5,985,721
	2,400	Research In Motion (a)	161,714
	83,000	Royal KPN NV	1,190,906
	3,265	SBA Communications Corp. (a)	84,466
	5,400	SES Global	110,231
	89,575	Singapore Telecommunications Ltd.	202,609
	517	Swisscom AG	152,451
	3,910	Syniverse Holdings, Inc. (a)	64,945
	17,600	Telefonaktiebolaget LM Ericsson - ADR (L)	165,968
	161,000	Telefonaktiebolaget LM Ericsson, Class B	1,488,200
	9,203	Telefonica de Espana	217,530
	54,500	Telefonos de Mexico SA - ADR	1,403,375
	16,950	Telekomunikacja Po	156,787
	508,500	Telekomunikasi Indonesia (a)(d)	382,272
	35,900	Telenor ASA	438,748
	22,500	TeliaSonera AB	127,062
	82,500	Telmex Internacional Sab-l	53,408
	93,800	Telmex Internacional Sab De Cv Sr L - ADR (L)	1,219,400
	104,800	Telstra Corp., Ltd.	346,181
	5,635	TW Telecom, Inc. (a)(L)	58,548
	4,700	USA Mobility, Inc. (L)	51,700
	14,700	Verizon Communications, Inc.	471,723
	110,784	Vodafone Group PLC	241,665
			32,555,913
		Transportation - 2.1%
	26,000	Burlington Northern Santa Fe Corp.	2,403,180
	2,700	Celadon Group, Inc. (a)(L)	30,969
	622	Eagle Bulk Shipping, Inc.	8,671
	35	East Japan Railway Co.	258,662
	19,100	Expeditors International of Washington, Inc.	665,444
	591	Forward Air Corp.	16,093
	663	Genco Shipping & Trading Ltd	22,038
	523	Genesee & Wyoming, Inc. (a)	19,623
	42,000	Hankyu Holdings, Inc. (L)	191,528
	5,000	Hawaiian Holdings, Inc. (a)(L)	46,400
	4,505	HUB Group, Inc., Class A (a)(L)	169,613
	15,738	J.B. Hunt Transport Services, Inc.	525,177
	1,778	Kansas City Southern (a)	78,872
	744	Kirby Corp. (a)	28,227
	830	Knight Transportation, Inc.	14,085
	4,061	Landstar System, Inc. (L)	178,928
	17,000	Mitsui O.S.K. Lines Ltd.	141,300
	12,600	Norfolk Southern Corp.	834,246
	700	Overseas Shipholding Group, Inc. (L)	40,817
	19,557	Ryder System, Inc. (L)	1,212,534
	717	Ship Finance International Ltd.	15,459
	256,700	Southwest Airlines Co.	3,724,717
	742	UTI Worldwide, Inc.	12,629
	16,204	Veolia Environnement	658,467
	120,200	Werner Enterprises, Inc.	2,609,542
	31,000	Yamato Holdings Co., Ltd.	342,777
	107,600	YRC Worldwide, Inc. (a)(L)	1,286,896
			15,536,894
		Waste Management - 0.4%
	767	American Ecology Corp.	21,223
	3,598	Covanta Holding Corp. (a)	86,136
	9,341	Darling International, Inc. (a)(L)	103,779
	670	Waste Connections, Inc. (a)	22,981
	86,000	Waste Management, Inc.	2,708,140
			2,942,259
		TOTAL COMMON STOCKS
		(Cost $727,402,551)	707,439,133

		INVESTMENT COMPANIES - 0.0%
	5,500	BioMed Realty Trust, Inc.	145,475
	1,080	Camden Property Trust	49,529
	606	Federal Realty Investment Trust	51,873
	1,920	iShares Russell 2000 Index Fund (L)	131,309

		TOTAL INVESTMENT COMPANIES
		(Cost $371,592)	378,186

		PREFERRED STOCKS - 0.0%
	1,320	Porsche AG	140,858
	5,000	Vale Rio Doce(cia)	85,948

		TOTAL PREFERRED STOCKS
		(Cost $368,789)	226,806

	Principal Amount		Value
		CORPORATE BOND - 0.1%
	$707,000	Suzlon Energy Ltd.
		0.00%, 06/12/2012	522,551

		TOTAL CORPORATE BOND
		(Cost $748,104)	522,551

		CASH EQUIVALENT - 2.3%
	16,716,773	JP Morgan Cash Trade Execution	16,716,773

		TOTAL CASH EQUIVALENT
		(Cost $16,716,773)	16,716,773

		INVESTEMENTS HELD AS COLLATERAL
		FOR LOANED SECURITIES - 10.8%
	5,000,000	Bank of Austria Time Deposit, 2.60%, 10/08/2008	5,000,000
	7,000,000	Barclays Capital Repurchase Agreement, 7.50%, 10/01/08
		(Purchased on 09/30/08, proceeds at maturity $7,001,458,
		collateralized by various corporate bonds, fair value $7,349,736)	7,000,000
	702,377	BSABS 06-HE5 A1, 3.26%, 10/27/08 (c)	702,377
	6,000,000	Citigroup Funding Inc. MTN, 2.16%, 06/01/09 (c)	6,000,000
	3,500,000	Citigroup Global Markets Inc. Master Note, 7.66%, 10/02/08 (c)	3,500,000
	4,000,000	Credit Suisse LLC Repurchase Agreement, 7.50%, 10/01/08
		(Purchased on 09/30/08, proceeds at maturity $4,000,833,
		collateralized by various corporate bonds, fair value $4,101,919)	4,000,000
	23,000,000	Goldman Sachs & Co. Repurchase Agreement, 7.00%, 10/01/08
		(Purchased on 09/30/08, proceeds at maturity $23,004,472,
		collateralized by various corporate bonds, fair value $24,150,000)	23,000,000
	6,000,000	Goldman Sachs Group, Inc. MTN, 7.13%, 02/13/09 (c)	6,000,000
	2,125,918	GSAA ABS, 3.30%, 10/27/08 (c)	2,125,918
	383,418	Long Beach Mortgage Loan Trust ABS, 3.25%, 10/17/08 (c)	383,418
	7,000,000	Monumental Global Funding II MTN, 7.16%, 05/26/10 (c)	7,000,000
	8,522,554	Morgan Stanley Repurchase Agreement, 1.50%, 10/01/08
		(Purchased on 09/30/08, proceeds at maturity $8,522,909,
		collateralized by various corporate bonds, fair value $8,693,006)	8,522,554
	3,000,000	Santander U.S. Debt SA MTN, 2.87%, 11/20/09 (c)	3,000,000
	2,500,000	Wachovia Bank N.A. Bank Note, 7.14%, 08/10/09 (c)	2,500,000

		TOTAL INVESTEMENTS HELD AS COLLATERAL
		FOR LOANED SECURITIES
		(Cost $77,734,267)	78,734,267

		TOTAL INVESTMENTS - 109.9%
		(Cost $823,342,076)	804,017,716
		Liabilities in excess of other assets - (9.9)%	(72,271,670)
		TOTAL NET ASSETS - 100.00%	$731,746,046

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale.
	These securities may be resold in transactions exempt from registration, normally for qualified buyers.
	The Advisor, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.
(c )	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.
(d)	Security is fair valued. As of September 30, 2008, the value of these investments was $726,509, or 0.1% of total net assets.
(L)	A portion or all of the security is on loan.
ABS	Asset Backed Security
ADR	American Depository Receipt
GDR	Global Depository Receipt
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Liability Company

	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows+:

		Cost of investments	$830,550,547
		Gross unrealized appreciation	79,430,725
		Gross unrealized depreciation	(105,963,556)
		Net unrealized depreciation	$(26,532,831)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective September 30, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$724,034,389	$0
Level 2 - Other significant observable inputs	$79,256,818	$0
Level 3 - Significant unobservable inputs	$726,509	$0
Total	$804,017,716	$0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, which are valued at the unrealized appreciation (depreciation) on the instrument.

New Covenant Balanced Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 98.8%
5,799,204	New Covenant Growth Fund (a)	$162,748,126
4,841,202	New Covenant Income Fund (a)	106,126,730
	TOTAL INVESTMENT COMPANIES
	(Cost $277,495,708)	268,874,856

	CASH EQUIVALENT - 1.8%
4,961,171	JP Morgan Cash Trade Execution	4,961,171
	TOTAL CASH EQUIVALENT
	(Cost $4,961,171)	4,961,171

	TOTAL INVESTMENTS - 100.6%
	(Cost $282,456,879)	273,836,027
	Liabilities in Excess of Other Assets - (0.6)%	(1,563,399)
	NET ASSETS - 100.00%	$272,272,628

(a) Investment in affiliate.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows+:

	Cost of investments	$297,196,922
	Gross unrealized appreciation	117,770,335
	Gross unrealized depreciation	(141,131,230)
	Net unrealized depreciation	$(23,360,895)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective September 30, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$273,836,027	$0
Level 2 - Other significant observable inputs	$0	$0
Level 3 - Significant unobservable inputs	$0	$0
Total	$273,836,027	$0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

New Covenant Income Fund
SCHEDULE OF INVESTMENTS at September 30, 2008 (Unaudited)

	Principal
	Amount		Value
		ASSET BACKED SECURITIES - 1.6%
	$575,000	Lehman XS Trust 2005-1 3A3A,
		5.11%, 07/25/35	$335,374
	565,000	Lehman XS Trust 2005-6 3A3A,
		5.76%, 11/25/35	334,536
	2,420,000	Lehman XS Trust 2006-5 2A4A,
		5.89%, 04/25/36	1,971,727
	4,860,000	Master Asset Backed Securities 2005-AB1,
		5.23%, 11/25/35	4,519,193
		TOTAL ASSET BACKED SECURITIES
		(Cost $8,396,880)	7,160,830

		CORPORATE BONDS - 23.6%
	1,650,000	Abbott Laboratories,
		5.88%, 05/15/16	1,648,520
	3,600,000	American International Group, Inc.,
		4.70%, 10/01/10 (L)	2,453,861
	2,150,000	American Water Capital Corp.,
		6.09%, 10/15/17	1,992,048
	3,700,000	Amgen, Inc.,
		5.85%, 06/01/17	3,557,605
	3,100,000	Arcelormittal Sa Luxembourg,
		5.38%, 06/01/13 (b)	2,931,518
	2,500,000	AstraZeneca PLC,
		5.40%, 09/15/12	2,513,950
	3,600,000	AT&T Wireless Services, Inc.,
		8.13%, 05/01/12	3,842,676
	2,800,000	Bank of America Commercial Mortgage,
		5.30%, 03/15/17 (L)	2,329,729
	2,800,000	BRE Properties, Inc.,
		5.50%, 03/15/17	2,231,113
	3,800,000	Burlington Northern Santa Fe Corp.,
		6.75%, 07/15/11	3,969,153
	2,800,000	Carolina Power & Light Co.,
		6.50%, 07/15/12	2,886,380
	850,000	Citigroup, Inc.,
		5.50%, 08/27/12	763,980
	2,285,000	Citigroup, Inc.,
		6.13%, 11/21/17	1,939,700
	2,850,000	Comcast Cable Communications, Inc.,
		6.75%, 01/30/11 (L)	2,892,283
	2,500,000	Covidien Ltd.,
		5.45%, 10/15/12	2,456,475
	1,150,000	Credit Suisse,
		6.00%, 02/15/18	1,003,600
	1,125,000	Eaton Vance Corp.,
		6.50%, 10/02/17	1,104,379
	2,775,000	ERP Operating LP,
		5.75%, 06/15/17 (L)	2,340,776
	1,000,000	Federated Retail Holdings, Inc.,
		5.90%, 12/01/16	825,607
	1,732,748	FedEx Corp.,
		6.72%, 07/15/23	1,743,491
	3,700,000	Fifth Third Bancorp,
		6.25%, 05/01/13 (L)	3,147,597
	1,950,000	Firstar Bank,
		7.13%, 12/01/09	1,990,503
	4,100,000	General Electric Capital Corp.,
		6.13%, 02/22/11	4,076,404
	3,350,000	General Mills, Inc.,
		6.00%, 02/15/12	3,417,258
	875,000	GlaxoSmithKline PLC,
		4.85%, 05/15/13	859,886
	3,100,000	Goldman Sachs Group, Inc.,
		5.30%, 02/14/12	2,795,940
	3,000,000	Goldman Sachs Group, Inc.,
		5.95%, 01/18/18	2,479,065
	2,500,000	Home Depot, Inc.,
		5.40%, 03/01/16	2,128,903
	1,500,000	HSBC Finance Corp.,
		4.13%, 11/16/09	1,450,668
	750,000	HSBC Finance Corp.,
		6.75%, 05/15/11	754,324
	3,300,000	International Lease Finance Corp.,
		6.38%, 03/25/13	2,085,798
	1,750,000	Kinder Morgan Energy Partners LP,
		7.40%, 03/15/31	1,623,241
	1,000,000	Kraft Foods, Inc.,
		6.13%, 08/23/18	935,434
	2,100,000	May Department Stores Co.,
		7.45%, 09/15/11	2,082,973
	1,600,000	Merrill Lynch & Co.,
		4.13%, 09/10/09	1,536,248
	3,450,000	Merrill Lynch & Co.,
		6.50%, 08/15/12	3,237,552
	3,250,000	MetLife, Inc.,
		5.00%, 06/15/15	2,968,778
	3,400,000	Morgan Stanley,
		5.63%, 01/09/12	2,372,163
	2,900,000	Morgan Stanley,
		5.95%, 12/28/17	1,819,515
	1,250,000	National City Corp.,
		4.50%, 03/15/10	819,538
	2,375,000	National City Corp.,
		6.88%, 05/15/19	1,085,482
	600,000	Nationwide Financial Services, Inc.,
		5.90%, 07/01/12	607,950
	2,630,000	PNC Funding Corp.,
		6.13%, 02/15/09	2,629,769
	725,000	PNC Funding Corp.,
		5.50%, 09/28/12	708,081
	2,100,000	Prudential Financial, Inc.,
		6.10%, 06/15/17	1,954,808
	2,500,000	Rio Tinto Ltd.,
		5.88%, 07/15/13	2,453,300
	2,000,000	SunTrust Banks, Inc.,
		4.25%, 10/15/09	1,963,260
	600,000	SunTrust Banks, Inc.,
		5.25%, 11/05/12	539,478
	3,175,000	Time Warner, Inc.,
		6.88%, 05/01/12	3,150,457
	1,732,000	Verizon Communications, Inc.,
		5.88%, 01/17/12	1,701,153
	2,725,000	Vodafone Group PLC,
		5.63%, 02/27/17	2,426,177
	200,000	WellPoint, Inc.,
		5.88%, 06/15/17	185,437
		TOTAL CORPORATE BONDS
		(Cost $120,089,281)	107,413,984

		MORTGAGE BACKED SECURITIES - 37.8%
	3,490,000	American Home Mortgage Investment Trust 2005-2 5A4C,
		5.41%, 09/25/35	2,413,583
	2,327,552	American Home Mortgage Investment Trust 2006-21A1,
		5.48%, 09/25/46	1,406,772
	175,148	American Home Morgtgage Investment Trust 2007-1 A1,
		5.22%, 02/25/47	88,100
	4,310,000	Banc of America Commercial Mortgage 2004-3 A5,
		5.32%, 06/10/39	4,122,613
	3,825,000	Banc of America Commercial Mortgage 2004-4 A6,
		4.88%, 07/10/42	3,493,480
	3,230,000	Banc of America Commercial Mortgage 2005-6 AM,
		5.18%, 09/10/47	2,734,217
	5,235,000	Banc of America Commercial Mortgage 2006-4,
		0.06%, 08/10/16	4,278,757
	857,204	Banc of America Commercial Mortgage 2006-F,
		5.18%, 07/20/36	736,375
	4,215,000	Banc of America Commercial Mortgage 2006-3,
		5.81%, 07/10/44	3,519,038
	700,000	Banc of America Commercial Mortgage 2007-1,
		5.45%, 01/15/49	588,550
	892,567	Citigroup Mortgage Loan Trust Inc. 2005-7,
		5.18%, 11/25/35	782,928
	2,075,000	Citigroup Commercial Mortgage Trust 2007-C6,
		5.70%, 12/10/49	1,236,414
	1,596,000	Citigroup Commercial Mortgage Trust 2008-C7,
		6.10%, 12/10/49	1,081,400
	2,415,000	Commercial Mortgage Pass-Through Certificate 2007-C9,
		5.82%, 12/10/49	2,084,099
	4,306,503	Countrywide Alternative Loan Trust 2005-50CB 1A1,
		5.50%, 11/25/35	3,224,575
	2,756,473	Countrywide Alternative Loan Trust 2007-26R A1,
		7.00%, 01/25/37	1,739,610
	4,903,932	Countrywide Alternative Loan Trust 2007-OA2 1A1,
		5.36%, 03/25/47	2,496,101
	1,023,382	Countrywide Home Loans 2005-HYB6 4A1B,
		5.37%, 10/20/35	845,342
	3,705,251	Countrywide Home Loans 2007-HY5 1A1,
		5.95%, 09/25/37	2,863,166
	119,410	Credit Suisse First Boston Mortgage Securities Corp. 2003-C3,
		2.85%, 05/15/38	119,110
	1,365,000	Credit Suisse First Boston Mortgage Securities Corp. 2003-C3 A5,
		3.94%, 05/15/38	1,225,420
	1,540,000	Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 A4,
		5.01%, 02/15/38	1,402,345
	1,825,000	Credit Suisse First Boston Mortgage Securities Corp. 2007-4R IAI,
		5.70%, 10/26/36	1,411,090
	1,205,000	Credit Suisse Mortgage Capital Certificate 2006-C1 AM,
		5.55%, 02/15/39	993,455
	6,060,000	Credit Suisse Mortgage Capital Certificate 2006-C4 A3,
		5.47%, 09/15/39	5,340,705
	4,585,000	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 005-3 5A5,
		5.25%, 06/25/35	4,224,310
	1,163,677	First Horizon Mortgage Trust, 2007-AR2,
		5.89%, 07/25/37	877,580
	1,370,000	General Electric Capital Commercial Mortgage Corp.,
		4.60%, 11/10/38	1,265,791
	1,230,000	GMAC Commercial Mortgage Securities 2004-C2 A4,
		5.30%, 08/10/38	1,149,460
	3,220,000	Goldman Sachs Mortgage Securities Corp. 2007-GG10 A2,
		5.78%, 08/10/45	3,024,527
	1,235,000	Goldman Sachs Mortgage Securities Corp. 2007-GG10 A4,
		5.99%, 08/10/45	1,057,573
	1,316,400	GSAA Home Equity Trust 2007-5,
		2.49%, 05/25/37	1,112,224
	1,475,703	GSAA Home Equity Trust 2007-10 A1A,
		6.00%, 11/25/37	1,056,160
	1,190,245	GSAA Home Equity Trust 2007-10 A1A,
		6.50%, 11/25/37	806,034
	3,668,519	HSI Home Loan Obligation 2007-AR2 2A1,
		6.00%, 09/25/37	2,296,469
	3,733,550	Indymac Index Mortgage Loan Trust 2006-AR11,
		5.83%, 06/25/36	2,342,707
	3,139,923	JP Morgan Chase Adjustable Rate Mortgage Trust 2007-5,
		5.80%, 08/25/47	2,436,222
	5,445,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A4,
		5.39%, 06/12/41	5,123,485
	149,826	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-PNC1 A1,
		2.80%, 06/12/41	149,092
	1,200,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4,
		6.07%, 04/15/45	1,087,935
	2,125,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LPD8 B,
		5.52%, 05/15/45	1,389,538
	4,270,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A4,
		5.34%, 05/15/47	3,684,865
	1,305,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CIBC18,
		5.44%, 06/12/47	1,091,981
	1,565,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDP11 A4,
		6.01%, 06/15/49	1,343,106
	1,470,000	JP Morgan Chase Commercial Mortgage Securites Corp. 2007-PWR18 A4,
		6.21%, 06/11/50	1,001,970
	2,680,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CIBC20,
		5.79%, 02/12/51	2,274,920
	3,880,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDP12,
		5.83%, 02/15/51	3,641,830
	4,165,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4,
		5.88%, 02/15/51	3,560,878
	4,364,000	LB-UBS Commercial Mortgage Trust 2004-C7 A6,
		4.79%, 10/15/29	3,959,720
	3,770,000	LB-UBS Commercial Mortgage Trust 2006-C6 AM,
		0.05%, 09/15/36	3,010,956
	2,493,371	Master Adjustable Rate Mortgage 2006-OA2 4A1B,
		5.72%, 12/25/46	1,247,932
	1,424,585	Master Reperforming Loan Trust 2006-2 1A1,
		5.90%, 05/25/36 (a)	1,311,616
	565,000	Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3,
		5.17%, 12/12/49	486,376
	1,675,000	Morgan Stanley Capital 1, 2004-1Q7,
		5.41%, 06/15/38	1,581,149
	5,945,000	Morgan Stanley Capital 1, 2004-1Q15 A-4,
		5.88%, 06/11/49	5,160,650
	3,050,000	Morgan Stanley Mortgage Loan Trust 2006-7 5A2,
		5.96%, 06/25/36	1,951,868
	560,000	Nomura Asset Acceptance Corp. 2006-AF2 1A4,
		6.41%, 05/25/36	260,849
	2,086,497	PHH Alternative Mortgage Trust 2007-1 21A,
		6.00%, 02/25/37	1,488,386
	2,795,606	Residential Accredit Loans, Inc. 2007-QS10 A1,
		6.50%, 09/25/37	1,892,804
	814,569	Residential Funding Mortgage Securities I 2006-SA2 2AI,
		5.85%, 08/25/36	610,856
	3,338,057	Structured Adjustable Rate Mortgage Loan 2007-3 3A1,
		5.72%, 04/25/37	2,443,867
	2,591,444	TBW Morgage Backed Pass-Through Certificate 2006-2 7A1,
		7.00%, 07/25/36	1,550,068
	3,747,295	Wachovia Mortgage Loan Trust LLC 2006-A 3A1,
		5.24%, 05/20/36	3,249,015
	4,995,000	Wachovia Bank Commercial Mortgage Trust 2004-C11,
		5.22%, 01/15/41	4,621,930
	4,885,000	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4,
		5.41%, 07/15/41	4,544,808
	4,152,249	Washington Mutual Mortgage Pass-Through Certificates 2005-AR3,
		4.63%, 03/25/35	3,651,280
	4,130,000	Washington Mutual Mortgage Pass-Through Certificate 2005-AR5,
		4.68%, 05/25/35	3,665,139
	3,457,958	Washington Mutual Mortgage Pass-Through Certificates 2006-AR2,
		5.75%, 10/25/36	2,631,315
	1,718,393	Washington Mutual Mortgage Pass-Through Certificates 2006-AR2,
		5.27%, 04/25/46	1,080,869
	1,166,018	Washington Mutual Mortgage Pass-Through Certificates 2006-AR3,
		5.30%, 05/25/46	678,856
	461,108	Washington Mutual Mortgage Pass-Through Certificates 2006-AR8,
		5.18%, 10/25/46	246,831
	419,813	Washington Mutual Mortgage Pass-Through Certificates 2006-AR9,
		5.17%, 11/25/46 (L)	222,459
	4,965,862	Washington Mutual Mortgage Pass-Through Certificates 2007-HY3,
		5.35%, 08/25/36	4,171,526
	3,059,313	Washington Mutual Mortgage Pass-Through Certificates 2007-HY5,
		5.34%, 05/25/37	2,477,129
	9,235,133	Washington Mutual Mortgage Pass-Through Certificates 2007-HY6,
		5.70%, 06/25/37	7,540,500
	340,995	Washington Mutual Mortgage Pass-Through Certificates 2007-HY6,
		5.71%, 06/25/37	230,290
	1,078,877	Washington Mutual Mortgage Pass-Through Certificates 2007-HY7,
		5.91%, 07/25/37	823,041
	867,886	Washington Mutual Mortgage Pass-Through Certificates 2007-OA3,
		5.10%, 04/25/47	370,153
	902,611	Washington Mutual Mortgage Pass-Through Certificates 2007-OA5,
		5.78%, 06/25/47	390,921
	1,116,581	Washington Mutual Mortgage Pass-Through Certificates 2007-OA4,
		5.09%, 04/25/47	468,964
	1,201,807	Washington Mutual Mortgage Pass-Through Certificates 2007-OA6,
		5.14%, 07/25/47	693,323
	4,162,618	Wells Fargo Mortgage Backed Securities Trust 2006-AR10 5A1,
		5.60%, 07/25/36	3,347,301
	5,320,000	Wells Fargo Mortgage Backed Securities Trust 2006-AR7 2A5,
		5.61%, 05/25/36	4,224,131
		TOTAL MORTGAGE BACKED SECURITIES
		(Cost $260,989,025)	172,512,780

		U.S. GOVERNMENT AGENCIES - 30.2%
		Fannie Mae
	1,911,248	4.96%, 11/01/08	1,905,534
	1,359,368	6.12%, 04/01/09	1,358,359
	2,052,541	7.56%, 12/01/10	2,116,567
	7,597,234	6.41%, 01/01/11	7,776,185
	1,884,889	6.70%, 01/01/11	1,936,464
	4,526,422	5.90%, 04/01/11	4,632,203
	903,227	6.09%, 05/01/11	924,657
	1,267,876	6.52%, 05/01/11	1,302,388
	2,745,000	6.28%, 08/01/11	2,825,565
	2,646,769	6.13%, 10/01/11	2,717,982
	1,423,307	6.01%, 11/01/11	1,455,232
	5,506,919	5.71%, 02/01/12	5,666,827
	1,521,669	5.78%, 07/01/12	1,552,084
	888,458	4.88%, 01/01/13	879,387
	1,193,845	5.77%, 06/01/13	1,218,437
	2,000,000	5.52%, 05/01/17	1,997,591
	807,857	6.50%, 08/01/17	839,823
	2,706,003	5.00%, 01/01/21	2,715,329
	18,465,000	4.50%, 10/01/23 (a)	17,997,614
	12,260,000	5.00%, 10/01/23 (a)	12,173,800
	855,000	5.00%, 03/25/32	843,914
	960,000	4.50%, 07/25/33	959,345
	4,935,000	5.00%, 04/25/34	4,846,098
	3,662,208	5.50%, 12/25/34	3,705,539
	1,033,919	5.44%, 01/01/36	1,045,024
	767,002	5.48%, 03/01/36	776,583
	2,905,498	5.90%, 07/25/42	2,921,899
			89,090,430
		Freddie Mac
	5,385,713	6.98%, 10/01/10	5,574,213
	1,285,000	6.90%, 12/01/10	1,328,305
	2,108,724	4.50%, 07/15/16	2,117,392
	4,150,000	5.00%, 02/15/20	4,187,247
	3,158,178	5.00%, 12/01/20	3,143,809
	5,270,000	5.00%, 08/15/31	5,220,321
	1,230,000	5.00%, 03/15/32	1,215,944
	4,150,000	5.00%, 06/15/33	4,027,439
	3,395,000	5.00%, 03/15/34	3,294,036
	18,880,000	5.50%, 10/01/38 (a)	18,548,252
			48,656,958
		TOTAL U.S. GOVERNMENT AGENCIES
		(Cost $88,192,836)	137,747,388

		U.S. TREASURY OBLIGATIONS - 2.3%
	1,570,000	U.S. Tresuary Note, 4.63%, 11/15/09 (L)	1,618,328
	8,880,000	U.S. Treasury Note, 4.00%, 08/15/18 (L)	9,009,044
		TOTAL U.S. TREASURY OBLIGATIONS
		(Cost $10,535,800)	10,627,372

	Principal Amount
	or Shares		Value
		CLOSED-END INVESTMENT COMPANIES - 1.4%
	156,000	BlackRock Income Trust (L)	858,000
	25,300	First Trust/FIDAC Mortgage Income Fund (L)	392,656
	49,589	MFS Government Markets Income Trust	302,493
	297,100	MFS Intermediate Income Trust (L)	1,755,861
	76,216	Putnam Master Intermediate Income Trust	410,804
	221,136	Putnam Premier Income Trust (L)	1,200,769
	73,600	Western Asset/Claymore US Treasury	768,384
	72,500	Western Asset/Claymore US Treasury Inflation Protected Securites Fund 2 (L)	761,975
		TOTAL CLOSED-END INVESTMENT COMPANIES
		(Cost $6,897,603)	6,450,942

		CASH EQUIVALENT - 12.7%
	58,038,013	JP Morgan Cash Trade Execution (d)	58,038,013
		TOTAL CASH EQUIVALENT
		(Cost $58,038,013)	58,038,013

		INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 4.9%
	$261,353	CWL 2006-14 2A1 ABS, 3.26%, 11/03/08 (c)	261,353
	7,000,000	Goldman Sachs & Co., Repurchase Agreement 7.00%, 10/01/08 (Purchased on 9/30/08,
		proceeds at maturity $7,001,361, collateralized by various corporate bonds,
		fair value $7,350,000)	7,000,000
	3,223,286	Morgan Stanley, Repurchase Agreements 1.50%, 10/01/08
		(Purchased on 9/30/08, proceeds at maturity $3,223,420, collateralized by
		various corporate bonds, fair value $3,287,751)	3,223,286
	10,000,000	Morgan Stanley, Repurchase Agreement 6.50%, 10/01/08 (Purchased on 9/30/08,
		proceeds at maturity $10,001,806, collateralized by various corporate bonds,
		fair value $10,552,514)	10,000,000
	2,000,000	Santander U.S. Debt SA MTN, 2.87%, 11/20/09 (c)	2,000,000
		TOTAL INVESTMENTS HELD AS COLLATAERAL FOR LOANED SECURITIES
		(Cost $22,484,639)	22,484,639

		TOTAL INVESTMENTS - 114.5%
		(Cost $575,624,077)	522,435,948
		Liabilities in Excess of Other Assets - (14.5)%	(66,024,333)
		TOTAL NET ASSETS - 100.00%	$456,411,615

(a)	Security purchased on a when-issued or delayed delivery basis.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These
	securities may be resold in transactions exempt from registration, normally for qualified buyers. The Adviser, using procedures
	approved by the Board of Trustees, has deemed these securities to be liquid.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.
(d)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued or delayed delivery
	basis.
(L)	All or a portion of this security is on loan.
ABS	Asset Backed Security.
LLC	Limited Liability Company.
LP	Limited Partnership.
MTN	Medium Term Note.
PLC	Public Liability Company.

	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows+:

		Cost of investments	$ 575,635,571
		Gross unrealized appreciation	1,398,533
		Gross unrealized depreciation	(54,598,156)
		Net unrealized depreciation	$ (53,199,623)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective September 30, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$6,450,942	—
Level 2 - Other significant observable inputs	$515,985,006	—
Level 3 - Significant unobservable inputs	$0	—
Total	$522,435,948	—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

New Covenant Balanced Income Fund
SCHEDULE OF INVESTMENTS at September 30, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 97.2%
1,130,964	New Covenant Growth Fund (a)	$31,746,171
2,580,436	New Covenant Income Fund (a)	56,563,151
	TOTAL INVESTMENT COMPANIES	88,309,322
	(Cost $91,225,380)

	CASH EQUIVALENTS - 2.8%
2,559,223	JP Morgan Cash Trade Execution	2,559,223
	TOTAL CASH EQUIVALENTS
	(Cost $2,559,223)	2,559,223

	TOTAL INVESTMENTS - 100.0%
	(Cost $93,784,603)	90,868,545
	Liabilities in Excess of Other Assets - (0.0)%	(37,251)
	NET ASSETS - 100.00%	$90,831,294

(a) Investment in affiliate.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows+:

	Cost of investments	$ 93,885,129
	Gross unrealized appreciation	4,900,293
	Gross unrealized depreciation	(7,916,877)
	Net unrealized depreciation	$ (3,016,584)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective September 30, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$90,868,545	$0
Level 2 - Other significant observable inputs	$0	$0
Level 3 - Significant unobservable inputs	$0	$0
Total	$90,868,545	$0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    New Covenant Funds

By (Signature and Title)*    /s/Robert E. Leech
Robert E. Leech, President

Date    November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert E. Leech
Robert E. Leech, President

Date    November 28, 2008

By (Signature and Title)*    /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date    November 28, 2008

* Print the name and title of each signing officer under his or her signature.